ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
Schedule of advance from buyers collected on behalf of sellers

	December 31,	December 31,
	2018	2019
	RMB	RMB
Advance from buyers collected on behalf of sellers	270,347	147,923